Exhibit 99.1

Item 4 and Item 5

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
Grant Thornton LLP 700 Milam Street, Suite 300 Houston, TX 77002-2848 T 832.476.3600 F 713.655.8741 GrantThornton.com linkd.in/GrantThorntonUS twitter.com/GrantThorntonUS

Board of Directors and Management
First Investors Financial Services, Inc.
5757 Woodway Dr. Suite 400
Houston, TX 77057

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC  28202

Credit Suisse Securities (USA), LLC
Eleven Madison Ave.
New York, NY  10010

Ladies and Gentlemen:

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and management of First Investors Financial Services, Inc. (the "Seller"), Wells Fargo Securities, LLC and Credit Suisse Securities (USA), LLC (collectively, the "specified parties"), in their evaluation of certain information with respect to attributes of certain loans (the "Loans") related to the First Investors Auto Owner Trust 2018-1 Offering Memorandum (the "Offering Memorandum").  The sufficiency of these procedures is solely the responsibility of the parties specified in this report.  Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.
We performed the procedures enumerated below with respect to the testing performed in Item 2.  The procedures we performed and our findings are as follows:
1.	Obtained from the Seller an electronic file of information for the Loans which the Seller represents is as of the close of business on March 31, 2018 (the "March Data Tape").
2.
The 200 automobile receivables noted in Exhibit A were selected for us by Wells Fargo Securities, LLC from the March Data Tape.  We compared the following information to the related Loan Agreement or recalculated the information from the Loan Agreement noting no exceptions, except as described below:

	●	Loan number
	●	Original amount financed

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

Board of Directors and Management of
First Investors Financial Services, Inc.
Wells Fargo Securities, LLC
Credit Suisse Securities (USA) LLC

●	First payment date (scheduled)
●	Original term to maturity
●	Monthly payment
●	Interest rate
●	Vehicle type (new/used)
●	State (borrower)

When comparing the loans from the Loan Agreements to the March Data Tape there were two differences noted related to the interest rate.  A four basis point difference for one loan and a five basis point difference for another.  Based on our discussion with the Company, these differences are due to the annual percentage rates on these two loans being calculated by the alliance partner using the United States Rule method vs the Actuarial Method (which is the method used by the Company).

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the Loans relating to First Investors Auto Owner Trust 2018-1 Offering Memorandum (the "Offering Memorandum").  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.
Our agreed-upon procedures engagement was not conducted for the purpose of the following:
●	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements
●	Addressing the value of collateral securing any such assets being securitized
●	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations
●	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization
●
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

●	Forming any conclusion
●	Any other terms or requirements of the transaction that do not appear in this report.

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

Board of Directors and Management of
First Investors Financial Services, Inc.
Wells Fargo Securities, LLC
Credit Suisse Securities (USA) LLC

This report is intended solely for the information and use of the specified parties.  It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

Houston, Texas
April 27, 2018

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	No.	Loan Number

1	31-Mar-18	6372544	[Redacted]
2	31-Mar-18	6377907	[Redacted]
3	31-Mar-18	6384028	[Redacted]
4	31-Mar-18	6386536	[Redacted]
5	31-Mar-18	6378772	[Redacted]
6	31-Mar-18	6393953	[Redacted]
7	31-Mar-18	8492779	[Redacted]
8	31-Mar-18	6378574	[Redacted]
9	31-Mar-18	6405906	[Redacted]
10	31-Mar-18	6407779	[Redacted]
11	31-Mar-18	6386213	[Redacted]
12	31-Mar-18	8033987	[Redacted]
13	31-Mar-18	8014656	[Redacted]
14	31-Mar-18	6406151	[Redacted]
15	31-Mar-18	6369920	[Redacted]
16	31-Mar-18	6388268	[Redacted]
17	31-Mar-18	6410765	[Redacted]
18	31-Mar-18	6387500	[Redacted]
19	31-Mar-18	6413819	[Redacted]
20	31-Mar-18	6400360	[Redacted]
21	31-Mar-18	6389274	[Redacted]
22	31-Mar-18	6406581	[Redacted]
23	31-Mar-18	6406201	[Redacted]
24	31-Mar-18	6397210	[Redacted]
25	31-Mar-18	6387880	[Redacted]
26	31-Mar-18	6400535	[Redacted]
27	31-Mar-18	6412779	[Redacted]
28	31-Mar-18	6411318	[Redacted]
29	31-Mar-18	6391577	[Redacted]
30	31-Mar-18	6384374	[Redacted]
31	31-Mar-18	6389464	[Redacted]
32	31-Mar-18	8347684	[Redacted]
33	31-Mar-18	6384135	[Redacted]
34	31-Mar-18	6409270	[Redacted]
35	31-Mar-18	6382931	[Redacted]
36	31-Mar-18	6383814	[Redacted]
37	31-Mar-18	8427437	[Redacted]
38	31-Mar-18	6401749	[Redacted]
39	31-Mar-18	8686651	[Redacted]
40	31-Mar-18	6373864	[Redacted]
41	31-Mar-18	6408777	[Redacted]
42	31-Mar-18	6385330	[Redacted]
43	31-Mar-18	6412803	[Redacted]
44	31-Mar-18	8383309	[Redacted]
45	31-Mar-18	6383350	[Redacted]
46	31-Mar-18	6399372	[Redacted]
47	31-Mar-18	6388631	[Redacted]
48	31-Mar-18	6396311	[Redacted]
49	31-Mar-18	6408876	[Redacted]
50	31-Mar-18	8041071	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	No.	Loan Number

51	31-Mar-18	6381008	[Redacted]
52	31-Mar-18	6386742	[Redacted]
53	31-Mar-18	6412449	[Redacted]
54	31-Mar-18	6392211	[Redacted]
55	31-Mar-18	6400865	[Redacted]
56	31-Mar-18	6401426	[Redacted]
57	31-Mar-18	8892069	[Redacted]
58	31-Mar-18	6407563	[Redacted]
59	31-Mar-18	6406912	[Redacted]
60	31-Mar-18	8945669	[Redacted]
61	31-Mar-18	6389449	[Redacted]
62	31-Mar-18	6375067	[Redacted]
63	31-Mar-18	6389027	[Redacted]
64	31-Mar-18	6412381	[Redacted]
65	31-Mar-18	6384036	[Redacted]
66	31-Mar-18	8676355	[Redacted]
67	31-Mar-18	6411243	[Redacted]
68	31-Mar-18	6401970	[Redacted]
69	31-Mar-18	8623183	[Redacted]
70	31-Mar-18	6393581	[Redacted]
71	31-Mar-18	6393516	[Redacted]
72	31-Mar-18	5201504	[Redacted]
73	31-Mar-18	6389092	[Redacted]
74	31-Mar-18	6389977	[Redacted]
75	31-Mar-18	6370712	[Redacted]
76	31-Mar-18	6383434	[Redacted]
77	31-Mar-18	6384309	[Redacted]
78	31-Mar-18	8291726	[Redacted]
79	31-Mar-18	6405070	[Redacted]
80	31-Mar-18	6380729	[Redacted]
81	31-Mar-18	6412217	[Redacted]
82	31-Mar-18	6406904	[Redacted]
83	31-Mar-18	6404396	[Redacted]
84	31-Mar-18	5135686	[Redacted]
85	31-Mar-18	6404321	[Redacted]
86	31-Mar-18	6397327	[Redacted]
87	31-Mar-18	6404586	[Redacted]
88	31-Mar-18	6393896	[Redacted]
89	31-Mar-18	6390470	[Redacted]
90	31-Mar-18	8675142	[Redacted]
91	31-Mar-18	8947319	[Redacted]
94	31-Mar-18	6394449	[Redacted]
93	31-Mar-18	8863250	[Redacted]
94	31-Mar-18	6404917	[Redacted]
95	31-Mar-18	6394308	[Redacted]
96	31-Mar-18	6370118	[Redacted]
97	31-Mar-18	6404735	[Redacted]
98	31-Mar-18	6409874	[Redacted]
99	31-Mar-18	6388607	[Redacted]
100	31-Mar-18	5162409	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	No.	Loan Number

101	31-Mar-18	8675134	[Redacted]
102	31-Mar-18	6412910	[Redacted]
103	31-Mar-18	8407561	[Redacted]
104	31-Mar-18	6399364	[Redacted]
105	31-Mar-18	6388920	[Redacted]
106	31-Mar-18	6395149	[Redacted]
107	31-Mar-18	6386049	[Redacted]
108	31-Mar-18	8835746	[Redacted]
109	31-Mar-18	6412415	[Redacted]
110	31-Mar-18	8894586	[Redacted]
111	31-Mar-18	6390686	[Redacted]
112	31-Mar-18	6389423	[Redacted]
113	31-Mar-18	8080053	[Redacted]
114	31-Mar-18	8692923	[Redacted]
115	31-Mar-18	6401244	[Redacted]
116	31-Mar-18	8267023	[Redacted]
117	31-Mar-18	6388441	[Redacted]
118	31-Mar-18	6406839	[Redacted]
119	31-Mar-18	6398085	[Redacted]
120	31-Mar-18	8934200	[Redacted]
121	31-Mar-18	6399539	[Redacted]
122	31-Mar-18	6375224	[Redacted]
123	31-Mar-18	6392815	[Redacted]
124	31-Mar-18	6386056	[Redacted]
125	31-Mar-18	8485260	[Redacted]
126	31-Mar-18	6381446	[Redacted]
127	31-Mar-18	6405401	[Redacted]
128	31-Mar-18	6360366	[Redacted]
129	31-Mar-18	6391213	[Redacted]
130	31-Mar-18	6391676	[Redacted]
131	31-Mar-18	6381792	[Redacted]
132	31-Mar-18	5178504	[Redacted]
133	31-Mar-18	6408397	[Redacted]
134	31-Mar-18	6404784	[Redacted]
135	31-Mar-18	6405864	[Redacted]
136	31-Mar-18	6395636	[Redacted]
137	31-Mar-18	8204026	[Redacted]
138	31-Mar-18	6403307	[Redacted]
139	31-Mar-18	6392922	[Redacted]
140	31-Mar-18	6408611	[Redacted]
141	31-Mar-18	6407332	[Redacted]
142	31-Mar-18	8392193	[Redacted]
143	31-Mar-18	6405989	[Redacted]
144	31-Mar-18	6394399	[Redacted]
145	31-Mar-18	8331332	[Redacted]
146	31-Mar-18	6379085	[Redacted]
147	31-Mar-18	8306201	[Redacted]
148	31-Mar-18	6371744	[Redacted]
149	31-Mar-18	8077679	[Redacted]
150	31-Mar-18	8827115	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.

EXHIBIT A

	File	Customer
	Date	No.	Loan Number

151	31-Mar-18	6400402	[Redacted]
152	31-Mar-18	6403828	[Redacted]
153	31-Mar-18	8751059	[Redacted]
154	31-Mar-18	6398630	[Redacted]
155	31-Mar-18	6371769	[Redacted]
156	31-Mar-18	6397269	[Redacted]
157	31-Mar-18	8792202	[Redacted]
158	31-Mar-18	6402887	[Redacted]
159	31-Mar-18	6396071	[Redacted]
160	31-Mar-18	8593840	[Redacted]
161	31-Mar-18	6394282	[Redacted]
162	31-Mar-18	8501058	[Redacted]
163	31-Mar-18	6394894	[Redacted]
164	31-Mar-18	8940934	[Redacted]
165	31-Mar-18	8689168	[Redacted]
166	31-Mar-18	6395123	[Redacted]
167	31-Mar-18	8729121	[Redacted]
168	31-Mar-18	8597023	[Redacted]
169	31-Mar-18	6389183	[Redacted]
170	31-Mar-18	8393621	[Redacted]
171	31-Mar-18	6390975	[Redacted]
172	31-Mar-18	6393276	[Redacted]
173	31-Mar-18	8648107	[Redacted]
174	31-Mar-18	8327405	[Redacted]
175	31-Mar-18	8384398	[Redacted]
176	31-Mar-18	8503492	[Redacted]
177	31-Mar-18	8489189	[Redacted]
178	31-Mar-18	8651150	[Redacted]
179	31-Mar-18	8823791	[Redacted]
180	31-Mar-18	8847972	[Redacted]
181	31-Mar-18	8720864	[Redacted]
182	31-Mar-18	6402366	[Redacted]
183	31-Mar-18	6317184	[Redacted]
184	31-Mar-18	6407571	[Redacted]
185	31-Mar-18	6398184	[Redacted]
186	31-Mar-18	8982506	[Redacted]
187	31-Mar-18	6370407	[Redacted]
188	31-Mar-18	8253452	[Redacted]
189	31-Mar-18	8409088	[Redacted]
190	31-Mar-18	8601007	[Redacted]
191	31-Mar-18	8190365	[Redacted]
192	31-Mar-18	6395826	[Redacted]
193	31-Mar-18	8765711	[Redacted]
194	31-Mar-18	8131013	[Redacted]
195	31-Mar-18	6380745	[Redacted]
196	31-Mar-18	6371066	[Redacted]
197	31-Mar-18	8584138	[Redacted]
198	31-Mar-18	8291650	[Redacted]
199	31-Mar-18	8596561	[Redacted]
200	31-Mar-18	6408553	[Redacted]

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd.